Stock-based Activity (Detail 3) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	$ 82,772	$ 81,442	$ 604,976	$ 326,644
General and Administrative Expense [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	41,196	42,814	441,957	159,848
Research and Development Expense [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	$ 41,576	$ 38,628	$ 163,019	$ 166,796